Statements Of Financial Condition (USD $)	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Investments in U.S. Treasury notes-at fair value (amortized cost $14,499,118 and $27,505,889)	$ 14,499,918	$ 27,509,188
Net unrealized appreciation on open futures and forward currency contracts	1,396,471	3,134,932
Due from brokers	3,100,309	1,775,697
Cash denominated in foreign currencies (cost $1,529,032 and $3,316,796)	1,413,316	3,319,987
Total equity in trading accounts	20,410,014	35,739,804
INVESTMENTS IN U.S. TREASURY NOTES-at fair value (amortized cost $92,253,329 and $82,000,337)	92,248,350	82,011,307
CASH AND CASH EQUIVALENTS	18,990,245	4,135,215
ACCRUED INTEREST RECEIVABLE	101,013	261,737
TOTAL	131,749,622	122,148,063
LIABILITIES:
Capital contributions received in advance	3,139,000	225,000
Net unrealized depreciation on open futures and forward currency contracts	355,846	215,372
Accrued brokerage fees	211,866	218,459
Due to brokers		1,698,720
Cash denominated in foreign currencies (cost $179,983 and $0)	183,943
Accrued expenses	107,844	111,175
Capital withdrawals payable	1,371,319	2,323,360
Due to General Partner		333
Total liabilities	5,369,818	4,792,419
PARTNERS' CAPITAL	126,379,804	117,355,644
TOTAL	$ 131,749,622	$ 122,148,063